Income Taxes	12 Months Ended
Mar. 31, 2025
Income taxes paid (refund) [abstract]
Income Taxes	Income Taxes
Income Tax Expense (Benefit)
The composition of income tax expense (benefit) is as follows:

	JPY (millions) For the Year Ended March 31
	2023	2024	2025
Current tax expense	¥246,578	¥107,349	¥138,057
Deferred tax benefit	(188,526)	(198,755)	(71,116)
Total	¥58,052	¥(91,406)	¥66,941

Current tax expense includes the benefits arising from previously unrecognized tax losses, tax credits and temporary differences of prior periods. These effects decreased current tax expense by JPY 17,529 million, JPY 4,952 million and JPY 4,654 million for the years ended March 31, 2023, 2024 and 2025, respectively. Current tax expense for the year ended March 31, 2025 includes Pillar Two global minimum tax expense of JPY 317 million.
Deferred tax benefit includes the benefits arising from previously unrecognized tax losses, tax credits and temporary differences of prior periods. These effects increased deferred tax benefits by JPY 54,974 million, JPY 32,290 million and JPY 19,542 million for the years ended March 31, 2023, 2024 and 2025, respectively.
Takeda is mainly subject to income taxes, inhabitant tax, and deductible enterprise tax in Japan. The statutory tax rate calculated based on these taxes is 30.6% for the years ended March 31, 2023, 2024 and 2025.
The following is a reconciliation from income tax expense at Takeda's domestic (Japanese) statutory tax rate to Takeda's income tax expense (benefit) reported for the year ended March 31:

	JPY (millions)
	2023	2024	2025
Profit before tax	¥375,090	¥52,791	¥175,084
Income tax expense at Takeda’s domestic (Japanese) statutory tax rate of 30.6%	114,703	16,143	53,541
Non-deductible expenses for tax purposes (1)	15,158	21,353	25,860
Changes in unrecognized deferred tax assets and deferred tax liabilities (2)	(21,791)	(3,512)	45,243
Tax credits	(26,676)	(30,654)	(28,371)
Differences in applicable tax rates of overseas subsidiaries (3)	(31,446)	(29,782)	(39,963)
Changes in tax effects of undistributed profit of overseas subsidiaries	6,174	(1,737)	10,282
Effect of changes in applicable tax rates and tax law (4)	2,482	(11,994)	(6,964)
Tax contingencies (5)	13,991	(83,784)	426
Effect of prior year items	(7,524)	(2,479)	3,305
Entity reorganizations/Divestments	(6,321)	33,469	2,880
Other	(698)	1,571	702
Income tax expense (benefit) reported for the year	¥58,052	¥(91,406)	¥66,941
(1) Amounts for the years ended March 31, 2023, 2024 and 2025 include the impact from intra territory eliminations, the pre-tax effect of which has been eliminated in arriving at Takeda’s consolidated income from continuing operations before income taxes. Additionally, amounts for the years ended March 31, 2023, 2024 and 2025 include non-deductible interest due to Japanese earnings stripping rules.
(2) Amounts for the years ended March 31, 2023, 2024 and 2025 include deferred tax expenses (benefits) associated with carried forward net operating losses. The amount for the year ended March 31, 2023 is driven by recognition of tax benefits from previously unrecognized tax losses as result of internal entity restructuring transactions. Amounts for the year ended March 31, 2025 includes JPY 21,600 million of deferred tax expense related to derecognition of previously recognized interest expense carryforwards under Japanese earnings stripping rules.
(3) Amounts for the years ended March 31, 2023, and 2024 include unitary and minimum taxes on overseas subsidiaries. Amount for the year ended 2025 includes unitary, minimum and Pillar Two taxes on overseas subsidiaries.
(4) Amounts for the year ended March 31, 2024 includes JPY 4,206 million deferred tax expense related to US state law change and JPY 16,200 million deferred tax benefit relating to extension of the carryforward period relating to Japanese earnings stripping rules. Amounts for the year ended March 31, 2025 includes JPY 5,809 million deferred tax benefit related to US state law changes and JPY 1,155 million deferred tax benefit related to the change in Japan's enacted tax rate (from 30.6% to 31.5%) for years beginning April 1, 2026.
(5) Tax benefit for the year ended March 31, 2024 is from favorable resolutions of tax contingencies including JPY 63,547 million relating to the settlement with Irish Revenue Commissioners with respect to a tax assessment related to the treatment of an acquisition break fee Shire received from AbbVie in 2014.
The decrease in Takeda’s income tax expense between the years ended March 31, 2023 and 2024 was primarily due to lower pretax earnings as well as a tax expense reduction of JPY 63,547 million resulting from the reversal of the income taxes payable in excess of the settlement with the Irish Revenue Commissioners with respect to a tax assessment related to the treatment of an acquisition break fee Shire received from AbbVie in 2014. These decreases were partially offset by the tax charges from legal entity restructuring and the reassessment of recoverability of deferred tax assets.

The increase in Takeda’s income tax expense between the years ended March 31, 2024 and 2025 was primarily due to a tax expense reduction of JPY 63,547 million recorded during the fiscal year ended March 31, 2024 resulting from the reversal of the income taxes payable in excess of the settlement with Irish Revenue Commissioners with respect to a tax assessment related to the treatment of an acquisition break fee Shire received from AbbVie in 2014 and an increase in tax expenses due to the reassessment of recoverability of deferred tax assets as well as higher pretax earnings during the fiscal year ended March 31, 2025.
As a company with worldwide operations, Takeda is subject to several factors that may affect future tax charges, principally the levels and mix of profitability in different jurisdictions, transfer pricing regulations, tax rates imposed and tax regime reforms. In December 2021, the OECD issued model rules for a new global minimum tax framework (Pillar Two).
Pillar Two legislation was enacted by Japanese Diet on March 28, 2023. Takeda has applied the temporary mandatory relief from deferred tax accounting for the impacts of the top-up tax and accounts for it as a current tax when it is incurred.
Deferred Taxes
Deferred tax assets and liabilities reported in the consolidated statements of financial position are as follows:

	JPY (millions) As of March 31
	2024	2025
Deferred tax assets	¥393,865	¥370,745
Deferred tax liabilities	(113,777)	(35,153)
Net deferred tax assets	¥280,088	¥335,592
The major items and changes in deferred tax assets and liabilities are as follows:

	JPY (millions)
	As of April 1, 2023	Recognized in profit or (loss)	Recognized in other comprehensive income	Other(1)	As of March 31, 2024
Research and development expenses	¥136,230	¥77,180	¥—	¥3,600	¥217,010
Inventories	110,911	20,482	—	7,009	138,402
Property, plant and equipment	(71,759)	9,249	—	(5,999)	(68,509)
Intangible assets	(452,594)	99,039	—	(36,715)	(390,270)
Financial assets measured at FVTOCI	(5,128)	—	(2,056)	(455)	(7,639)
Accrued expenses and provisions	165,043	7,469	—	13,081	185,593
Defined benefit plans	6,406	667	2,170	5,485	14,728
Deferred income	7,432	(1,955)	—	16	5,493
Unused tax losses	101,092	(15,970)	—	3,549	88,671
Tax credits	52,091	(11,230)	—	5,298	46,159
Investments in subsidiaries and associates	(36,838)	10,183	—	(146)	(26,801)
Cash flow hedges	38,480	2,227	(19,062)	—	21,645
Other	44,017	1,414	(3,171)	13,346	55,606
Total	¥95,383	¥198,755	¥(22,119)	¥8,069	¥280,088

	JPY (millions)
	As of April 1, 2024	Recognized in profit or (loss)	Recognized in other comprehensive income	Other(1)	As of March 31, 2025
Research and development expenses	¥217,010	¥53,732	¥—	¥9,816	¥280,558
Inventories	138,402	64,265	—	(10,788)	191,879
Property, plant and equipment	(68,509)	5,332	—	(1,839)	(65,016)
Intangible assets	(390,270)	65,032	—	(16,599)	(341,837)
Financial assets measured at FVTOCI	(7,639)	—	4,235	1,119	(2,285)
Accrued expenses and provisions	185,593	(75,010)	—	7,624	118,207
Defined benefit plans	14,728	(3,768)	2,231	375	13,566
Deferred income	5,493	(875)	—	41	4,659
Unused tax losses	88,671	(36,355)	—	2,973	55,289
Tax credits	46,159	(21,469)	—	2,664	27,354
Investments in subsidiaries and associates	(26,801)	17,595	—	(361)	(9,567)
Cash flow hedges	21,645	2,969	3,775	1,461	29,850
Other	55,606	(332)	(3,350)	(18,989)	32,935
Total	¥280,088	¥71,116	¥6,891	¥(22,503)	¥335,592
(1) Other consists primarily of foreign currency translation differences, reclassification of deferred tax assets and liabilities classified as held for sale and the tax impact of items charged directly to equity.
The aggregate amount of current and deferred tax related to items charged directly to equity for the years ended March 31, 2024 and 2025 was JPY 506 million and JPY 1,347 million, respectively.
Takeda considers the probability that a portion or all of the future deductible temporary differences, unused tax losses, or unused tax credits can be utilized against future taxable profits upon recognition of deferred tax assets. In assessing the recoverability of deferred tax assets, Takeda considers the scheduled reversal of taxable temporary differences, projected future taxable profits, and tax planning strategies.
Based on the level of historical taxable profits and projected future taxable profits during the periods in which the temporary differences become deductible, Takeda has determined that it is not probable a portion of the tax benefits can be utilized.
The unused tax losses, deductible temporary differences, and unused tax credits for which deferred tax assets were not recognized are as follows:

	JPY (millions) As of March 31
	2024	2025
Unused tax losses	¥1,186,106	¥1,183,701
Deductible temporary differences	263,143	427,373
Unused tax credits	23,724	26,993
The unused tax losses and unused tax credits for which deferred tax assets were not recognized will expire as follows:

	JPY (millions) As of March 31
Unused tax losses	2024	2025
1st year	¥812	¥114
2nd year	85	1,278
3rd year	1,989	2,375
4th year	6,233	549,705
5th year	578,648	469,391
After 5th year	590,813	152,121
Indefinite	7,526	8,717
Total	¥1,186,106	¥1,183,701

	JPY (millions) As of March 31
Unused tax credits	2024	2025
Less than 5 years	¥3,901	¥3,715
5 years or more	19,823	23,278
Indefinite	—	—
Total	¥23,724	¥26,993
The aggregate amounts of temporary differences associated with investments in subsidiaries for which deferred tax assets were not recognized were JPY 65,232 million and JPY 447,645 million as of March 31, 2024 and 2025, respectively.
The aggregate amounts of temporary differences associated with investments in subsidiaries for which deferred tax liabilities were not recognized were JPY 532,960 million and JPY 578,601 million as of March 31, 2024 and 2025, respectively.
Changes in the amounts of unrecognized deferred tax assets and liabilities associated with investments in subsidiaries are primarily due to changes in temporary differences that had no impact on the consolidated statements of profit or loss.